Loans Receivable (Tables)	9 Months Ended
Sep. 30, 2022
Receivables [Abstract]
Schedule of Commercial Real Estate Loans Receivable

Commercial real estate loans receivable, net consist of the following:

	September 30, 2022	December 31, 2021
	(Unaudited)	(Audited)
Commercial real estate loans receivable, gross	$1,443,060	1,478,301
Allowance for loan losses	(21,646)	(14,741)
Commercial real estate loans receivable, net	1,421,414	1,463,560
Current portion	(71,168)	(52,833)
Noncurrent portion	$1,350,246	1,410,727